EXPLORATION AND EVALUATION PROPERTIES - Minimum payments and work commitments (Details) - South Railroad Project $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Total work commitments	$ 3,200
Lease payments	3,128
Total	6,328
2023
Disclosure of detailed information about property, plant and equipment [line items]
Total work commitments	1,300
Lease payments	1,070
Total	2,370
2024
Disclosure of detailed information about property, plant and equipment [line items]
Total work commitments	1,300
Lease payments	682
Total	1,982
2025
Disclosure of detailed information about property, plant and equipment [line items]
Total work commitments	300
Lease payments	682
Total	982
2026
Disclosure of detailed information about property, plant and equipment [line items]
Total work commitments	300
Lease payments	694
Total	$ 994